Share based compensation (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Feb. 24, 2025	Dec. 31, 2024	Dec. 31, 2023
Share based compensation
Description of compensation expense		634,439 common shares were issued to the marketing consultant on January 29, 2025
Description of incentives stock options	stock options at a strike price of $0.203 to directors of the Company. These incentive stock options will vest upon the achieving of a trailing twelve-month free cash flow per share of $0.10
Compensation expense		$ 16,000
Common shares		634,439	360,139
Restricted stock unit shares, granted	1,400,000	1,875,000
Employee Contributions		$ 15,000